Debt - Long term debt (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2019	Feb. 28, 2018
Debt Instrument [Line Items]
Unused fee (Percentage)			0.50%
Repayment of credit facility		$ 151,875,000			$ 43,500,000	$ 59,218,647
Distributions to members		250,000,000		$ 250,000,000	250,000,000
Redemption of members' interest		3,713,455		3,713,455	3,713,455
Payments of Debt Issuance Costs		9,027,753
Write-off of deferred financing costs		2,121,451		2,121,451	2,121,451	1,219,205
Repayment of loan			$ 984,480	151,916,121	194,071,757	$ 24,830,307
Debt balance outstanding					403,475,185
Credit Facility [Member]
Debt Instrument [Line Items]
Borrowing capacity		425,000,000		425,000,000	425,000,000			$ 175,000,000
Credit facility Interest rate						6.02%
Secured term loans
Debt Instrument [Line Items]
Repayment of loan		151,875,000
Debt balance outstanding			295,937,500		$ 246,250,000	$ 134,875,000
Initial/credit facility term loan
Debt Instrument [Line Items]
Borrowing capacity		300,000,000		300,000,000				70,000,000
Repayment of credit facility	$ 50,000,000
Face amount		300,000,000		300,000,000
Repayment of loan	50,000,000
Debt balance outstanding			$ 246,250,000			67,375,000
Credit facility Interest rate			4.35%		4.55%
Delayed Draw Term Loan
Debt Instrument [Line Items]
Borrowing capacity	100,000,000	$ 50,000,000		$ 50,000,000			$ 50,000,000	80,000,000
Unused fee (Percentage)		0.50%
Face amount			$ 50,000,000		$ 0
Debt balance outstanding			$ 49,687,500			67,500,000
Credit facility Interest rate			4.11%
Debt term		24 months		24 months
Delayed Draw Term Loan | First Specified Repayment Period [Member]
Debt Instrument [Line Items]
Quarterly principal repayments		$ 312,500
Delayed Draw Term Loan | Second Specified Repayment Period [Member]
Debt Instrument [Line Items]
Quarterly principal repayments		625,000
Revolving credit facility/revolver
Debt Instrument [Line Items]
Borrowing capacity		$ 75,000,000		$ 75,000,000				$ 25,000,000
Unused fee (Percentage)					0.50%
Repayment of credit facility	$ 31,500,000
Face amount			$ 20,000,000		$ 43,500,000
Debt balance outstanding			$ 32,000,000		12,000,000	$ 0
Credit facility Interest rate			4.35%
Remaining maximum borrowings available			$ 40,503,482		$ 60,503,482
Letter of Credit [Member]
Debt Instrument [Line Items]
Debt balance outstanding			$ 2,496,518